Income tax - Schedule of unused tax losses carried forward (Details) - EUR (€)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income tax
Unused tax losses for corporate income tax	€ 1,427,735,000	€ 1,181,225,000	€ 775,956,000
Unused tax losses for trade tax	1,419,217,000	1,176,844,000	773,165,000
Unused interest carryforward ("Zinsschranke")		€ 2,879,000	€ 3,627,000
Deferred tax assets, temporary differences	21,800,000
Temporary differences valuation of deferred tax assets	€ 0